Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
INVITATION HOMES
Schedule III Real Estate and Accumulated Depreciation
As of December 31, 2016
(dollar amounts in thousands)

				Initial cost to company		Cost capitalized subsequent to acquisition		Gross amount at which carried at close of period
Market	Number of Properties(1)	Number of Encumbered Properties(2)	Encumbrances(2)	Land	Depreciable Properties	Land	Depreciable Properties	Land	Depreciable Properties	Total(3)	Accumulated Depreciation	Date of construction	Date acquired	Depreciable Period
Atlanta	7,504	7,392	$847,416	$170,885	$771,912	$—	$188,217	$170,885	$960,129	$1,131,014	$(104,586)	1920-2016	2012-2016	7-28.5 years
Charlotte	3,097	3,017	369,187	117,348	299,086	—	67,795	117,348	366,881	484,229	(37,702)	1900-2015	2012-2016	7-28.5 years
Chicago	2,944	2,930	531,049	181,811	351,188	—	148,370	181,811	499,558	681,369	(54,573)	1849-2012	2012-2016	7-28.5 years
Jacksonville	1,977	1,975	293,895	91,450	231,241	—	45,529	91,450	276,770	368,220	(30,780)	1932-2014	2012-2016	7-28.5 years
Las Vegas	944	931	147,144	44,621	114,044	—	18,805	44,621	132,849	177,470	(15,978)	1961-2013	2012-2016	7-28.5 years
Minneapolis	1,183	1,176	204,485	72,224	148,374	—	49,522	72,224	197,896	270,120	(21,679)	1886-2015	2013-2015	7-28.5 years
Northern California	2,867	2,846	527,140	182,668	374,606	—	79,125	182,668	453,731	636,399	(55,301)	1900-2012	2012-2016	7-28.5 years
Orlando	3,706	3,645	493,841	137,078	398,254	—	92,281	137,078	490,535	627,613	(55,741)	1947-2015	2012-2016	7-28.5 years
Phoenix	5,408	5,219	592,373	175,228	462,365	—	106,883	175,228	569,248	744,476	(74,566)	1925-2015	2012-2016	7-28.5 years
Seattle	3,175	3,072	567,205	253,888	413,514	—	116,459	253,888	529,973	783,861	(48,619)	1890-2015	2012-2016	7-28.5 years
South Florida	5,575	5,505	1,137,196	531,644	895,237	—	158,083	531,644	1,053,320	1,584,964	(107,204)	1922-2014	2012-2016	7-28.5 years
Southern California	4,597	4,492	1,145,440	547,132	701,584	—	174,933	547,132	876,517	1,423,649	(103,935)	1890-2013	2012-2016	7-28.5 years
Tampa	4,930	4,903	700,150	197,411	568,621	—	115,429	197,411	684,050	881,461	(81,666)	1945-2015	2012-2016	7-28.5 years
Total	47,907	47,103	$7,556,521	$2,703,388	$5,730,026	$—	$1,361,431	$2,703,388	$7,091,457	$9,794,845	$(792,330)

(1)	Number of properties represents 48,298 total properties owned less 391 properties classified in other assets, net on the combined and consolidated balance sheets.

(2)
Encumbrances include the number of properties pledged under the credit facility and the number of properties secured by first priority mortgages under the mortgage loans, as well as the aggregate value of outstanding debt attributable to such properties. Excluded from this is the original issue discount, deferred financing costs, 345 held for sale properties with an encumbered balance of $26,824, and 23 sold properties with an outstanding balance of $2,289, which was repaid subsequent to December 31, 2016.

(3)	The gross aggregate cost of total real estate for federal income tax purposes was approximately $9,796,006 (unaudited) as of December 31, 2016.
INVITATION HOMES
Schedule III Real Estate and Accumulated Depreciation
(dollar amounts in thousands)

	Year Ended December 31,
	2016	2015	2014
Residential Real Estate
Balance at beginning of period	$9,596,399	$8,796,708	$7,049,927
Additions during the period
Acquisitions	284,202	790,467	1,404,686
Improvements, etc.	53,182	103,765	301,589
Other	47,877	49,261	54,779
Deductions during the period
Dispositions and other	(136,956)	(143,802)	(14,273)
Reclassifications
Properties held for sale	(49,859)	—	—
Balance at close of period	$9,794,845	$9,596,399	$8,796,708

Accumulated Depreciation
Balance at beginning of period	$(543,698)	$(308,155)	$(101,227)
Depreciation expense	(263,093)	(245,065)	(207,289)
Dispositions and other	9,664	9,522	361
Reclassifications
Properties held for sale	4,797	—	—
Balance at close of period	$(792,330)	$(543,698)	$(308,155)